Exhibit 99.1

World Omni Auto Receivables Trust 2018-D

Monthly Servicer Certificate

February 29, 2020

Dates Covered
Collections Period	02/01/20 - 02/29/20
Interest Accrual Period	02/18/20 - 03/15/20
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/16/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/20	628,980,984.68	30,418
Yield Supplement Overcollateralization Amount 01/31/20	33,947,416.21	0
Receivables Balance 01/31/20	662,928,400.89	30,418
Principal Payments	20,215,938.21	392
Defaulted Receivables	950,297.04	39
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/20	32,292,600.51	0
Pool Balance at 02/29/20	609,469,565.13	29,987

Pool Statistics	$ Amount	# of Accounts
Pool Factor	57.53%
Prepayment ABS Speed	1.13%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	6,016,080.86	234
Past Due 61-90 days	1,793,764.68	74
Past Due 91-120 days	417,186.35	18
Past Due 121+ days	0.00	0
Total	8,227,031.89	326

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.28%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.34%
Delinquency Trigger Occurred	NO

Recoveries	467,257.19
Aggregate Net Losses/(Gains) - February 2020	483,039.85
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.87%
Prior Net Losses Ratio	1.05%
Second Prior Net Losses Ratio	1.22%
Third Prior Net Losses Ratio	1.13%
Four Month Average	1.07%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.80%

Overcollateralization Target Amount	7,008,900.00
Actual Overcollateralization	7,008,900.00
Weighted Average APR	4.11%
Weighted Average APR, Yield Adjusted	6.78%
Weighted Average Remaining Term	50.42

Flow of Funds	$ Amount

Collections	22,857,590.35
Investment Earnings on Cash Accounts	10,178.21
Servicing Fee	(552,440.33)
Transfer to Collection Account	-
Available Funds	22,315,328.23

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,532,112.66
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,278,138.23
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	7,008,900.00
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	1,349,919.09

Total Distributions of Available Funds	22,315,328.23

Servicing Fee	552,440.33
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 02/18/20	621,747,703.36
Principal Paid	19,287,038.23
Note Balance @ 03/16/20	602,460,665.13

Class A-1
Note Balance @ 02/18/20	0.00
Principal Paid	0.00
Note Balance @ 03/16/20	0.00
Note Factor @ 03/16/20	0.0000000%

Class A-2a
Note Balance @ 02/18/20	121,175,256.34
Principal Paid	15,842,924.26
Note Balance @ 03/16/20	105,332,332.08
Note Factor @ 03/16/20	32.7119044%

Class A-2b
Note Balance @ 02/18/20	26,342,447.02
Principal Paid	3,444,113.97
Note Balance @ 03/16/20	22,898,333.05
Note Factor @ 03/16/20	32.7119044%

Class A-3
Note Balance @ 02/18/20	351,000,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	351,000,000.00
Note Factor @ 03/16/20	100.0000000%

Class A-4
Note Balance @ 02/18/20	76,260,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	76,260,000.00
Note Factor @ 03/16/20	100.0000000%

Class B
Note Balance @ 02/18/20	31,320,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	31,320,000.00
Note Factor @ 03/16/20	100.0000000%

Class C
Note Balance @ 02/18/20	15,650,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	15,650,000.00
Note Factor @ 03/16/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,678,370.91
Total Principal Paid	19,287,038.23
Total Paid	20,965,409.14

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	303,947.93
Principal Paid	15,842,924.26
Total Paid to A-2a Holders	16,146,872.19

Class A-2b
One-Month Libor	1.65825%
Coupon	1.79825%
Interest Paid	35,527.73
Principal Paid	3,444,113.97
Total Paid to A-2b Holders	3,479,641.70

Class A-3
Coupon	3.33000%
Interest Paid	974,025.00
Principal Paid	0.00
Total Paid to A-3 Holders	974,025.00

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.6119118
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.5233217
Total Distribution Amount	20.1352335

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.9439377
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	49.2016281
Total A-2a Distribution Amount	50.1455658

A-2b Interest Distribution Amount	0.5075390
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	49.2016281
Total A-2b Distribution Amount	49.7091671

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	636.60
Noteholders' Principal Distributable Amount	363.40

Account Balances	$ Amount

Reserve Account
Balance as of 02/18/20	2,609,619.51
Investment Earnings	3,517.76
Investment Earnings Paid	(3,517.76)
Deposit/(Withdrawal)	-
Balance as of 03/16/20	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51